Pension and other post-retirement benefits - Plan assets measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 19,951	SFr 19,314
Plan assets at fair value, measured at net asset value per share	3,449	3,874
Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value, measured at net asset value per share	4,300	5,024
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	15,951	15,602	SFr 15,635
Plan assets at fair value, measured at net asset value per share	3,649	4,403
Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	4,000	3,712	3,876
Plan assets at fair value, measured at net asset value per share	651	621
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	11,436	10,120
Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	10,120	8,976
Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,316	1,144
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,920	2,916
Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	978	1,067
Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,942	1,849
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,295	1,254	1,325
Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	1,204	1,156	1,146
Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	91	98	179
Group debt securities
Defined benefit plan, Disclosure
Plan assets at fair value	54	83
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value	90	131
Cash and cash equivalents | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	440	1,286
Plan assets at fair value, measured at net asset value per share	0	0
Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	219	193
Plan assets at fair value, measured at net asset value per share	0	0
Cash and cash equivalents | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	440	1,286
Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	49	46
Cash and cash equivalents | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	170	147
Cash and cash equivalents | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	4,372	4,139
Plan assets at fair value, measured at net asset value per share	748	1,736
Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	2,526	1,927
Plan assets at fair value, measured at net asset value per share	248	127
Debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	3,186	1,822
Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,071	890
Debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	438	581
Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,174	860
Debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	33	50
Governments debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	11
Plan assets at fair value, measured at net asset value per share	0	0
Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	498	375
Plan assets at fair value, measured at net asset value per share	0	0
Governments debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	491	368
Governments debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	11
Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	7	7
Governments debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Governments debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	4,372	4,128
Plan assets at fair value, measured at net asset value per share	748	1,736
Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	2,028	1,552
Plan assets at fair value, measured at net asset value per share	248	127
Corporate debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	3,186	1,822
Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	580	522
Corporate debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	438	570
Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,167	853
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	33	50	62
Corporate debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	33	50
Equity securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	6,011	5,597
Plan assets at fair value, measured at net asset value per share	0	0
Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	609	969
Plan assets at fair value, measured at net asset value per share	226	337
Equity securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	6,011	5,597
Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	196	208
Equity securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	187	424
Equity securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Equity securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	1,933	1,802
Plan assets at fair value, measured at net asset value per share	0	0
Real estate | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	154	103
Real estate | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	575	543
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,262	1,204	1,263
Real estate | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	1,204	1,156
Real estate - direct | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	1,204	1,156
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - direct | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,204	1,156	1,146
Real estate - direct | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	1,204	1,156
Real estate - indirect | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	729	646
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	58	135
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - indirect | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	154	103
Real estate - indirect | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	575	543
Real estate - indirect | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	87
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	58	48	117
Real estate - indirect | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	58	48
Alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	3,195	2,778
Plan assets at fair value, measured at net asset value per share	2,901	2,667
Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	498	387
Plan assets at fair value, measured at net asset value per share	177	157
Alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	329	168
Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	(35)	(57)
Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	321	230
Alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	1,107	1,022
Plan assets at fair value, measured at net asset value per share	1,107	1,022
Private equity - alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	1,293	1,135
Plan assets at fair value, measured at net asset value per share	1,293	1,135
Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	177	157
Plan assets at fair value, measured at net asset value per share	177	157
Hedge funds | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	795	621
Plan assets at fair value, measured at net asset value per share	501	510
Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	321	230
Plan assets at fair value, measured at net asset value per share	0	0
Other alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	329	168
Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	(35)	(57)
Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	321	230
Other alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	90	101
Plan assets at fair value, measured at net asset value per share	0	0
Other investments, plan assets | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	90	101
Other investments, plan assets | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank
Defined benefit plan, Disclosure
Plan assets at fair value, measured at net asset value per share	3,441	3,865
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	4,000	3,712	3,876
Plan assets at fair value, measured at net asset value per share	651	621
Bank | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,316	1,144
Bank | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,942	1,849
Bank | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	91	98	177
Bank | Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	219	193
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	49	46
Bank | Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	170	147
Bank | Cash and cash equivalents | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	2,526	1,927
Plan assets at fair value, measured at net asset value per share	248	127
Bank | Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,071	890
Bank | Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,174	860
Bank | Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	33	50
Bank | Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	498	375
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	491	368
Bank | Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	7	7
Bank | Governments debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	2,028	1,552
Plan assets at fair value, measured at net asset value per share	248	127
Bank | Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	580	522
Bank | Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	1,167	853
Bank | Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	33	50	61
Bank | Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	609	969
Plan assets at fair value, measured at net asset value per share	226	337
Bank | Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	196	208
Bank | Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	187	424
Bank | Equity securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	58	135
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Real estate - indirect | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	87
Bank | Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	58	48	SFr 116
Bank | Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	498	387
Plan assets at fair value, measured at net asset value per share	177	157
Bank | Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	321	230
Bank | Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	177	157
Plan assets at fair value, measured at net asset value per share	177	157
Bank | Hedge funds | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	321	230
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	321	230
Bank | Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	90	101
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other investments, plan assets | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	90	101
Bank | Other investments, plan assets | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 0	SFr 0